STOCK-BASED COMPENSATION (Summary of Unit Activity) (Details) - PBF LLC [Member] - Series B Units [Member]	12 Months Ended
Dec. 31, 2013 $ / shares shares
Non-Vested Units
Units, beginning balance	250,000
Allocated	0
Vested	(250,000)
Forfeited	0
Units, ending balance	0
Weighted Average Grant Date Fair Value
Weighted average grant date fair value, beginning balance | $ / shares	$ 5.11
Vested | $ / shares	5.11
Forfeited | $ / shares	0.00
Weighted average grant date fair value, ending balance | $ / shares	$ 0.00